Basis of Preparation and Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2021
New Standards Or Amendments [Member]
IfrsStatementLineItems [Line Items]
Effective date	Jun. 01, 2020
New standards or amendments	COVID-19-Related Rent Concessions (Amendment to IFRS 16)
New Standards Or Amendments One [Member]
IfrsStatementLineItems [Line Items]
Effective date	Jan. 01, 2021
New standards or amendments	Interest Rate Benchmark Reform – Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16)
New Standards Or Amendments Two [Member]
IfrsStatementLineItems [Line Items]
Effective date	Apr. 01, 2021
New standards or amendments	COVID-19-Related Rent Concessions beyond June 30, 2021 (Amendment to IFRS 16)